Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exploration and Evaluation Assets
Balance at beginning of the year	$ 87,661	$ 87,420
Acquisition Costs	32	241
Balance at end of the year	87,693	87,661
Iron Creek
Exploration and Evaluation Assets
Balance at beginning of the year	87,661	87,420
Acquisition Costs	32	241
Balance at end of the year	$ 87,693	$ 87,661